CONTINGENCIES	12 Months Ended
Dec. 31, 2023
CONTINGENCIES
CONTINGENCIES

19.CONTINGENCIES

In the normal course of business, the Company is subject to loss contingencies, such as certain legal proceedings, claims and disputes. The Company records a liability for such loss contingencies when the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated.

On March 14, 2023, Shenzhen Pusi Technology Co., Ltd. (“Shenzhen Pusi”) filed a lawsuit in a court in Shenzhen, Guangdong against Baosheng Network, requesting to be repaid service fee of $23,338 (RMB 160,965) and penalty expenses of $364. The services were rendered in the year of 2022. As of December 31, 2022, the Company recorded RMB 160,965 as a component of accounts payable. As of the date of this report, the case was still in progress.

19.CONTINGENCIES (CONTINUED)

In addition, in June 2019, Ms. Chen Chen filed another lawsuit in a court in Beijing against Beijing Baosheng (the “Contractual Dispute”), seeking to terminate the Equity Ownership Agreement compensation in the amount of RMB47.65 million ($6,838,404), representing the fair market value of the 5% equity interest in Beijing Baosheng to which she claimed title, and for any litigation related expenses. On July 30, 2021, the court issued a judgment ruling that the Equity Ownership Agreement was terminated on October 16, 2020 and requiring Beijing Baosheng to compensate Ms. Chen Chen RMB). 10,739,877 (approximately $1,685,321). Both parties have appealed the ruling to an intermediate court. On January 12, 2022, Beijing Baosheng received a final judgment from the intermediate court, upholding the original judgment issued on July 30, 2021. According to the original judgment, Beijing Baosheng is required to pay the plaintiff RMB10,739,877 (approximately $1,685,321) and court expenses of RMB71,421 (approximately $11,207). Through a guarantee letter dated April 2, 2020 (the “Guarantee Letter”), Ms. Wenxiu Zhong, the former Chairperson of the Board of Directors and CEO, promised to unconditionally, irrevocably and personally bear all the potential economic expenses and losses arising from the Equity Ownership Dispute and the Contract Dispute. On February 8, 2022, the final judgment was enforced by the court with a total of RMB10,917,701 (approximately $1,713,225) being withdrawn from one of the frozen bank accounts of Beijing Baosheng, the bank account at Bank of Hangzhou, which was unfrozen afterwards, and which amount was applied to the satisfaction of such judgment and the payment in full of the related fees and expenses. Accordingly, Beijing Baosheng requested Ms. Wenxiu Zhong to perform her obligations under the Guarantee Letter by reimbursing Beijing Baosheng’s litigation costs, including, but not limited to, the amount of damages imposed by the courts, court expenses, and attorney fees. As of March 7, 2022, as promised by the Guarantee Letter, Ms. Wenxiu Zhong has made the payment in cash of RMB11,053,940 (approximately $1,734,604) to Beijing Baosheng. Such payment made by Ms. Wenxiu Zhong includes the amount paid to Ms. Chen Chen as ordered by the courts plus interest as well as the court expense, attorney fee, and court enforcement fee.

With the final judgement enforced by the Court on February 8, 2022, the Freezing Order (including the freezing of Beijing Baosheng’s equity interests in Horgos Baosheng and Kashi Baosheng) was reversed and all of the impacted assets were unfrozen, accordingly. As of December 31, 2022, all of Beijing Baosheng’s frozen accounts, together with Beijing Baosheng’s equity interests in Horgos Baosheng and Kashi Baosheng had been unfrozen.

On April 6, 2023, the Longhua District People’s Court of Shenzhen City, Guangdong Province accepted a case filed by Shenzhen Pusi Technology Co., Ltd (“Shenzhen Pusi”), as the complainant, and Beijing Baosheng, as the defendant. In this case, Shenzhen Pusi sought recovery of outstanding service fee RMB160,965 (approximately $23,292) and related liquidated damages from Beijing Baosheng and other expenses (i.e., attorney’s fee, court expense and property reservation fee). The court made a ruling in favor of the complainant. Beijing Baosheng appealed to Shenzhen Intermediate People’s Court against the trial court’s judgement. The appellate court made a final ruling on April 29, 2024, affirming the trial court’s judgement. A bank account of Baosheng with bank deposit balance of RMB 171,478 has been reserved by the court on July 2, 2023, following Shenzhen Pusi’s application. The case is now under enforcement procedures.

On March 1, 2024, the Company was served a complaint regarding a lawsuit brought by three institutional investors (the “Plaintiffs”) against the Company and certain other parties, filed with the United States District Court of the Southern District of New York, alleging that the Company violated Section 11 and Section 12 of the Securities Act of 1933, as amended, by including untrue statements of material facts and omitting to state material facts required to make the statements therein not misleading, in its registration statement on Form F-1, as amended (File No. 333-239800), which was declared effective by the SEC on February 5, 2021. On March 17, 2021, two institutional investors, which are also two of the Plaintiffs, purchased 1,960,784 units from the Company pursuant to a securities purchase agreement, with each unit consisting of one ordinary share of the Company and one warrant to purchase one half of one ordinary share of the Company, for an aggregate purchase price of US$10 million. On March 5, 2024, the Plaintiffs filed an amended complaint and served the Company on March 6, 2024. The Company extended the deadline to respond to May 22, 2024 in order to coordinate with other defendants in the matter. As of the date of this annual report, there is no anticipated court dates of this lawsuit. The Company believes that the complaint is without any merit and intends to defend the matter vigorously.

19.CONTINGENCIES (CONTINUED)

On April 10, 2024, the Company was served with a copy of the winding up petition (the “Petition”), filed by Orient Plus International Limited (the “Petitioner”) with the Grand Court of the Cayman Islands, seeking an order that the Company be wound up pursuant to Section 92(e) of the Cayman Islands Companies Act (2023 Revision), claiming that the management of the Company have acted unfairly and/or oppressively towards the Petitioner and other minority shareholders, and/or the affairs of the Company have been conducted with a lack of probity, and the Petitioner and the other investors have justifiably lost confidence in the management of the Company. On March 17, 2021, two institutional investors, one of which is the Petitioner, purchased 1,960,784 units from the Company pursuant to a securities purchase agreement, with each unit consisting of one ordinary share of the Company and one warrant to purchase one half of one ordinary share of the Company, for an aggregate purchase price of US$10 million. The Company believes that the Petition is without any merit and intends to defend the matter vigorously.

As of this annual report, there is no other legal proceedings, claims and disputes that might cause the Company to be subject to loss contingencies.